Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Losses before income tax expense	$ 6,630,000	$ (22,955,000)	$ (51,698,000)
Valuation allowance, amount	(675,000)	4,999,000	12,363,000
Unrecognized Tax Benefits	0	$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	119,700,000
Net Operating Loss Carryforwards Expiration	97,800,000
Net Operating Loss Carryforwards Not Utilized	21,900,000
U.S. State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	102,700,000
Net Operating Loss Carryforwards Expiration	34,900,000
Net Operating Loss Carryforwards Not Utilized	$ 67,800,000